Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Lease Cost and Cash Flows Arising From Operating Leases, Weighted Average Remaining Lease Term and Weighted Average Discount Rate
The following table shows the total lease cost and the cash flows arising from the six operating leases, and information about weighted-average remaining lease term and weighted-average discount rate.

At December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Lease cost
Operating lease cost	$1,801	$1,570	$1,521	$525	$264
Sublease income	(615)	(1,482)	(1,103)	(344)	(150)

Total lease cost	$1,186	$88	$418	$181	$114

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$1,305	$1,515	$575	$503	$—

Right-of-use assets obtained in exchange for new operating lease liabilities	$486	$51	$33	$23	$—

Weighted-average remaining lease term - operating lease	96 months	85 months	75 months	64 months	—

Weighted-average discount rate – operating lease	6.75%	6.75%	6.75%	6.75%	—

Summary of Maturities of Lease Liabilities
Maturities of lease liabilities are as follows:

Year ended December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
2021	$1,702	$—	$—	$—	$—
2022	1,527	1,103	—	—	—
2023	1,426	1,492	547	—	—
2024	1,630	1,666	539	530	—
2025	1,642	1,678	550	540	—
2026	—	1,605	582	572	—
2027	—	—	593	583	—
2028	—	—	—	618	—
Thereafter	$5,379	$3,891	$838	$206	$—

	$13,306	$11,435	$3,649	$3,049	$—
Less: Imputed interest	(2,998)	(2,229)	(690)	(495)	—

Total lease cost	$10,308	$9,206	$2,959	$2,554	$—

Summary of Lease Liabilities
Lease liabilities consist of the following:

Year ended December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Current portion of lease liabilities	$1,064	$700	$361	$372	$—
Noncurrent portion of lease liabilities	9,244	8,506	2,598	2,182	—

Total lease liabilities	$10,308	$9,206	$2,959	$2,554	$—